Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000915802
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2022
ALPS/Kotak India Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FINANCIAL INVESTORS TRUST

ALPS | KOTAK INDIA GROWTH FUND

(“The Fund’)

SUPPLEMENT DATED FEBRUARY 28, 2022 TO THE

SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION
(“SAI”), EACH DATED FEBRUARY 28, 2022

Effective May 1, 2022, the Fund’s name will change from “ALPS | Kotak India Growth Fund” to “ALPS | Kotak India ESG Fund.” Accordingly, as of May 1, 2022, all references in the Summary Prospectus, Prospectus, and SAI to the Fund’s name are deleted and replaced with “ALPS | Kotak India ESG Fund.”

Also effective May 1, 2022, the following changes are made to the Fund’s Summary Prospectus and Prospectus:

The first paragraph in the “Principal Investment Strategies of the Fund” section of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

“To achieve its objective, under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity and equity-linked securities of “Indian companies” that satisfy the Fund’s environmental, social, and governance (“ESG”) criteria. For purposes of this 80% test, “equity-linked securities” include debt instruments and derivative instruments linked to an equity security or an equity market benchmark.”

The first paragraph in the “What are the Fund’s Principal Investment Strategies?” section of the Prospectus is deleted in its entirety and replaced with the following:

“To achieve its objective, under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity and equity-linked securities of “Indian companies” that satisfy the Fund’s environmental, social, and governance (“ESG”) criteria. For purposes of this 80% test, “equity-linked securities” include debt instruments and derivative instruments linked to an equity security or an equity market benchmark.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE